Reconciliation of Net Income to Numerator for Computation of Basic and Diluted earnings Per Share (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net Income (Loss) Available to Common Stockholders, Basic [Abstract]
Net income attributable to Baidu, Inc.	¥ 23,760	$ 3,255	¥ 20,315	¥ 7,559
Accretion of the redeemable noncontrolling interests	(588)	(81)	(717)	(591)
Numerator for basic EPS computation	23,172	3,174	19,598	6,968
Impact of diluted securities of subsidiaries and equity method investees	(105)	(14)	(44)	0
Numerator for diluted EPS calculation	¥ 23,067	$ 3,160	¥ 19,554	¥ 6,968